Derivative financial instruments	12 Months Ended
Sep. 30, 2019
Derivative financial instruments
Derivative financial instruments

Note 20. Derivative financial instruments

Accounting policy

Derivative financial instruments are instruments whose values are derived from the value of an underlying asset, reference rate or index and include forwards, futures, swaps and options.

The Group uses derivative financial instruments for meeting customers’ needs, our asset and liability risk management activities (ALM), and undertaking market making and positioning activities.

Trading derivatives

Derivatives which are used in our ALM activities but are not designated into a hedge accounting relationship are considered economic hedges, and are adjusted for cash earnings purposes due to the accounting mismatch between the fair value of the derivatives and the accounting treatment of the underlying exposure (refer to

Note 2 for further details). These derivatives, along with derivatives used for meeting customers’ needs and undertaking market making and positioning activities, are measured at FVIS and are disclosed as trading derivatives.

Hedging derivatives

Hedging derivatives are those which are used in our ALM activities and have also been designated into one of three hedge accounting relationships: fair value hedge; cash flow hedge; or hedge of a net investment in a foreign operation. These derivatives are measured at fair value. These hedge designations and the associated accounting treatment are detailed below.

For more details regarding the Group’s asset and liability risk management activities, refer to Note 21.

Fair value hedges

Fair value hedges are used to hedge the exposure to changes in the fair value of an asset or liability.

Changes in the fair value of derivatives and the hedged asset or liability in fair value hedges are recognised in interest income. The carrying value of the hedged asset or liability is adjusted for the changes in fair value related to the hedged risk.

If a hedge is discontinued, any fair value adjustments to the carrying value of the asset or liability are amortised to net interest income over the period to maturity. If the asset or liability is sold, any unamortised adjustment is immediately recognised in net interest income.

Cash flow hedges

Cash flow hedges are used to hedge the exposure to variability of cash flows attributable to an asset, liability or future forecast transaction.

For effective hedges, changes in the fair value of derivatives are recognised in the cash flow hedge reserve through other comprehensive income and subsequently recognised in interest income when the cash flows attributable to the asset or liability that was hedged impact the income statement.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in interest income.

If a hedge is discontinued, any cumulative gain or loss remains in other comprehensive income. It is amortised to net interest income over the period which the asset or liability that was hedged also impacts the income statement.

If a hedge of a forecast transaction is no longer expected to occur, any cumulative gain or loss in other comprehensive income is immediately recognised in net interest income.

Net investment hedges

Net investment hedges are used to hedge foreign exchange risks arising from a net investment of a foreign operation.

For effective hedges, changes in the fair value of derivatives are recognised in the foreign currency translation reserve through other comprehensive income.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in non-interest income.

If a foreign operation is disposed of, any cumulative gain or loss in other comprehensive income is immediately recognised in non-interest income.

Total derivatives

The carrying values of derivative instruments are set out in the tables below:

Consolidated 2019					Total derivatives
	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts[1]
Forward rate agreements	35	(36)	—	—	35	(36)
Swap agreements	38,383	(37,051)	4,073	(7,568)	42,456	(44,619)
Options	294	(303)	—	—	294	(303)
Total interest rate contracts	38,712	(37,390)	4,073	(7,568)	42,785	(44,958)
Foreign exchange contracts
Spot and forward contracts	6,857	(6,393)	181	(3)	7,038	(6,396)
Cross currency swap agreements (principal and interest)	8,934	(12,478)	2,172	(69)	11,106	(12,547)
Options	200	(111)	—	-	200	(111)
Total foreign exchange contracts	15,991	(18,982)	2,353	(72)	18,344	(19,054)
Credit default swaps
Credit protection purchased	—	(88)	—	—	—	(88)
Credit protection sold	83	-	—	—	83	—
Total credit default swaps	83	(88)	—	—	83	(88)
Commodity contracts	251	(187)	—	—	251	(187)
Equities	1	(1)	—	—	1	(1)
Total of gross derivatives	55,038	(56,648)	6,426	(7,640)	61,464	(64,288)
Impact of netting arrangements	(27,968)	28,703	(3,637)	6,489	(31,605)	35,192
Total of net derivatives	27,070	(27,945)	2,789	(1,151)	29,859	(29,096)

Consolidated 2018					Total derivatives
	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts[1]
Forward rate agreements	11	(12)	—	—	11	(12)
Swap agreements	15,626	(15,580)	890	(5,301)	16,516	(20,881)
Options	165	(167)	—	—	165	(167)
Total interest rate contracts	15,802	(15,759)	890	(5,301)	16,692	(21,060)
Foreign exchange contracts
Spot and forward contracts	6,741	(6,418)	—	(32)	6,741	(6,450)
Cross currency swap agreements (principal and interest)	6,561	(9,019)	2,365	(182)	8,926	(9,201)
Options	120	(184)	—	—	120	(184)
Total foreign exchange contracts	13,422	(15,621)	2,365	(214)	15,787	(15,835)
Credit default swaps
Credit protection purchased	3	(101)	—	—	3	(101)
Credit protection sold	99	-	—	—	99	—
Total credit default swaps	102	(101)	—	—	102	(101)
Commodity contracts	246	(300)	—	—	246	(300)
Equities	1	—	—	—	1	—
Total of gross derivatives	29,573	(31,781)	3,255	(5,515)	32,828	(37,296)
Impact of netting arrangements	(8,222)	8,912	(505)	3,977	(8,727)	12,889
Total of net derivatives	21,351	(22,869)	2,750	(1,538)	24,101	(24,407)
1.	The fair value of futures contracts are settled daily with the exchange, and therefore have been excluded from this table.

Parent Entity 2019					Total derivatives
	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts[1]
Forward rate agreements	35	(36)	—	—	35	(36)
Swap agreements	38,489	(37,438)	3,955	(7,018)	42,444	(44,456)
Options	294	(303)	—	—	294	(303)
Total interest rate contracts	38,818	(37,777)	3,955	(7,018)	42,773	(44,795)
Foreign exchange contracts
Spot and forward contracts	6,987	(6,389)	46	(3)	7,033	(6,392)
Cross currency swap agreements (principal and interest)	8,934	(12,479)	1,613	(6)	10,547	(12,485)
Options	200	(111)	—	—	200	(111)
Total foreign exchange contracts	16,121	(18,979)	1,659	(9)	17,780	(18,988)
Credit default swaps
Credit protection purchased	—	(88)	—	—	—	(88)
Credit protection sold	83	—	—	—	83	-
Total credit default swaps	83	(88)	—	—	83	(88)
Commodity contracts	251	(187)	—	—	251	(187)
Equities	1	(1)	—	—	1	(1)
Total of gross derivatives	55,274	(57,032)	5,614	(7,027)	60,888	(64,059)
Impact of netting arrangements	(27,968)	28,703	(3,637)	6,489	(31,605)	35,192
Total of net derivatives	27,306	(28,329)	1,977	(538)	29,283	(28,867)

Parent Entity 2018					Total derivatives
	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts[1]
Forward rate agreements	11	(12)	—	—	11	(12)
Swap agreements	15,659	(15,751)	841	(5,012)	16,500	(20,763)
Options	165	(167)	—	—	165	(167)
Total interest rate contracts	15,835	(15,930)	841	(5,012)	16,676	(20,942)
Foreign exchange contracts
Spot and forward contracts	6,737	(6,417)	—	(31)	6,737	(6,448)
Cross currency swap agreements (principal and interest)	6,562	(9,019)	1,845	(124)	8,407	(9,143)
Options	120	(184)	—	—	120	(184)
Total foreign exchange contracts	13,419	(15,620)	1,845	(155)	15,264	(15,775)
Credit default swaps
Credit protection purchased	3	(101)	—	—	3	(101)
Credit protection sold	99	—	—	—	99	—
Total credit default swaps	102	(101)	—	—	102	(101)
Commodity contracts	246	(300)	—	—	246	(300)
Equities	1	—	—	—	1	—
Total of gross derivatives	29,603	(31,951)	2,686	(5,167)	32,289	(37,118)
Impact of netting arrangements	(8,222)	8,912	(505)	3,977	(8,727)	12,889
Total of net derivatives	21,381	(23,039)	2,181	(1,190)	23,562	(24,229)
1.	The fair value of futures contracts are settled daily with the exchange, and therefore have been excluded from this table.

Hedge accounting

The Group designates derivatives into hedge accounting relationships in order to manage the volatility in earnings and capital that would otherwise arise from interest rate risk and foreign exchange risk that may result from differences in the accounting treatment of derivatives and underlying exposures. These hedge accounting relationships and the risks they are used to hedge are described below.

The Group enters into one-to-one hedge relationships to manage specific exposures where the terms of the hedged item significantly match the terms of the hedging instrument. The Group also uses dynamic hedge accounting where the hedged items are part of a portfolio of assets and/or liabilities that frequently change. In this hedging strategy, the exposure being hedged and the hedging instruments may change frequently rather than there being a one-to-one hedge accounting relationship for a specific exposure.

Fair value hedges

Interest rate risk

The Group hedges its interest rate risk to reduce exposure to changes in fair value due to interest rate fluctuations over the hedging period. Interest rate risk arising from fixed rate debt issuances and fixed rate bonds classified as investment securities at FVOCI is hedged with single currency fixed to floating interest rate derivatives. The Group also hedges its benchmark interest rate risk from fixed rate foreign currency denominated debt issuances using cross currency swaps. In applying fair value hedge accounting the Group primarily uses one-to-one hedge accounting to manage specific exposures.

The Group also uses a dynamic hedge accounting strategy for fair value portfolio hedge accounting of some fixed rate mortgages, primarily in New Zealand to reduce exposure to changes in fair value due to interest rate fluctuations over the hedging period. These fixed rate mortgages are allocated to time buckets based on their expected repricing dates and the fixed-to-floating interest rate derivatives are designated accordingly to the capacity in the relevant time buckets.

The Group hedges the benchmark interest rate which generally represents the most significant component of the changes in fair value. The benchmark interest rate is a component of interest rate risk that is observable in the relevant financial markets, for example, BBSW for AUD interest rates, LIBOR for USD interest rates and BKBM for NZD interest rates. Ineffectiveness generally arises from timing differences on repricing between the hedged item and the derivative. For the portfolio hedge accounting ineffectiveness also arises from prepayment risk (i.e. the difference between actual and expected prepayment of loans). In order to manage the ineffectiveness from early repayments and accommodate new originations the portfolio hedges are de-designated and redesignated periodically.

Cash flow hedges

Interest rate risk

The Group’s exposure to the volatility of interest cash flows from customer deposits and loans is hedged with interest rate derivatives using a dynamic hedge accounting strategy called macro cash flow hedges. Customer deposits and loans are allocated to time buckets based on their expected repricing dates. The interest rate derivatives are designated accordingly to the gross asset or gross liability positions for the relevant time buckets. The Group hedges the benchmark interest rate which generally represents the most significant component of the changes in fair value. The benchmark interest rate is a component of interest rate risk that is observable in the relevant financial markets, for example, BBSW for AUD interest rates, LIBOR for USD interest rates and BKBM for NZD interest rates. Ineffectiveness arises from timing differences on repricing between the hedged item and the interest rate derivative. Ineffectiveness also arises if the notional values of the interest rate derivatives exceed the capacity for the relevant time buckets. The hedge accounting relationship is reviewed on a monthly basis and the hedging relationships are de-designated and redesignated if necessary.

Foreign exchange risk

The Group’s exposure to foreign currency principal and credit margin cash flows from fixed rate foreign currency debt issuances is hedged through the use of cross currency derivatives in a one-to-one hedging relationship to manage the changes between the foreign currency and AUD. In addition, for floating rate foreign currency debt issuances, the Group hedges from foreign floating to primarily AUD or NZD floating interest rates. These exposures represent the most significant components of fair value. Ineffectiveness may arise from basis risk or timing differences on repricing between the hedged item and the cross currency derivative.

Net investment hedges

Foreign exchange risk

Structural foreign exchange risk results from Westpac’s capital deployed in offshore branches and subsidiaries, where it is denominated in currencies other than Australian dollars. As exchange rates move, the Australian dollar equivalent of offshore capital is subject to change that could introduce significant variability to the Bank’s reported financial results and capital ratios.

The Group uses foreign exchange forward contracts when hedging the currency translation risk arising from net investments in foreign operations. The Group currently applies hedge accounting to its net investment in New Zealand operations which is the most material offshore operation and therefore the hedged risk is the movement of the NZD against the AUD. Ineffectiveness only arises if the notional values of the foreign exchange forward contracts exceed the net investment in New Zealand operations.

Economic hedges

As part of the Group’s ALM activities, economic hedges are entered into to hedge New Zealand future earnings and long term funding transactions. These hedges do not qualify for hedge accounting and the impact on profit and loss of these hedges is treated as a cash earnings adjustment. This is due to the accounting mismatch between the fair value accounting of the derivatives used in the economic hedges when compared to the recognition of the New Zealand future earnings as they are earned and the amortised cost accounting of the borrowing respectively.  Refer to Note 2 for further details.

Hedging instruments

The following tables show the carrying value of hedging instruments and a maturity analysis of the notional amounts of the hedging instruments in one-to-one hedge relationships categorised by the types of hedge relationships and the hedged risk.

Consolidated 2019			Notional amounts
				Over
			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	16,322	61,707	48,271	126,300	2,548	(5,672)
	Cross currency swap	Interest rate risk	5,632	12,870	1,708	20,210	584	(69)
Cash flow hedges	Cross currency swap	Foreign exchange risk	5,632	15,386	1,708	22,726	1,588	—
Net investment hedges	Forward contracts	Foreign exchange risk	8,152	—	—	8,152	181	(3)
Total one-to-one hedge relationships			35,738	89,963	51,687	177,388	4,901	(5,744)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	18,813	—	(194)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	176,828	1,525	(1,702)
Total macro hedge relationships			n/a	n/a	n/a	195,641	1,525	(1,896)
Total of gross hedging derivatives			n/a	n/a	n/a	373,029	6,426	(7,640)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(3,637)	6,489
Total of net hedging derivatives			n/a	n/a	n/a	n/a	2,789	(1,151)

Parent 2019			Notional amounts
				Over 1
			Within	year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	14,323	59,842	47,881	122,046	2,535	(5,475)
	Cross currency swap	Interest rate risk	4,473	7,185	1,384	13,042	441	—
Cash flow hedges	Cross currency swap	Foreign exchange risk	4,473	7,185	1,384	13,042	1,172	(6)
Net investment hedges	Forward contracts	Foreign exchange risk	2,315	—	—	2,315	46	(3)
Total one-to-one hedge relationships			25,584	74,212	50,649	150,445	4,194	(5,484)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	—	—	—
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	166,978	1,420	(1,543)
Total macro hedge relationships			n/a	n/a	n/a	166,978	1,420	(1,543)
Total of gross hedging derivatives			n/a	n/a	n/a	317,423	5,614	(7,027)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(3,637)	6,489
Total of net hedging derivatives			n/a	n/a	n/a	n/a	1,977	(538)

The following tables show the weighted average exchange rate related to significant hedging instruments in one-to- one hedge relationships.

Consolidated 2019			Currency /	Weighted
$m	Hedging instrument	Hedged risk	Currency pair	average rate
Cash flow hedges	Cross currency swap	Foreign exchange risk	EUR:AUD	0.6929
			EUR:NZD	0.6079
			HKD:NZD	4.9670
Net investment hedges	Forward contracts	Foreign exchange risk	NZD:AUD	1.0545

Parent Entity 2019			Currency /	Weighted
$m	Hedging instrument	Hedged risk	Currency pair	average rate
Cash flow hedges	Cross currency swap	Foreign exchange risk	EUR:AUD	0.6929
			JPY:AUD	81.4507
			CNH:AUD	4.9328
Net investment hedges	Forward contracts	Foreign exchange risk	NZD:AUD	1.0546

Impact of hedge accounting on the balance sheet and reserves

The following tables show the carrying amount of hedged items in a fair value hedge relationship and the component of the carrying amount related to accumulated hedge accounting adjustments.

Consolidated 2019		Accumulated fair value
		hedge adjustment
	Carrying amount of	included in carrying
$m	hedged item	amount
Interest rate risk
Investment securities	53,273	2,815
Loans	19,235	133
Debt issues and loan capital	(100,909)	(2,818)

Parent Entity 2019		Accumulated fair value
		hedge adjustment
	Carrying amount of	included in carrying
$m	hedged item	amount
Interest rate risk
Investment securities	49,132	2,704
Loans	421	5
Debt issues and loan capital	(93,296)	(2,661)

There were no accumulated fair value hedge adjustments included in the above carrying amounts relating to hedged items that have ceased to be adjusted for hedging gains and losses.

The pre-tax impact of cash flow and net investment hedges on reserves is detailed below:

Consolidated 2019
$m	Interest rate risk	Foreign exchange risk	Total
Cash flow hedge reserve
Balance at beginning of the year	(87)	(89)	(176)
Net gains/(losses) from changes in fair value	(158)	(45)	(203)
Transferred to interest income	146	51	197
Balance at end of year	(99)	(83)	(182)

Parent Entity 2019
$m	Interest rate risk	Foreign exchange risk	Total
Cash flow hedge reserve
Balance at beginning of the year	(42)	(57)	(99)
Net gains/(losses) from changes in fair value	(130)	9	(121)
Transferred to interest income	102	26	128
Balance at end of year	(70)	(22)	(92)

There were no balances remaining in the cash flow hedge reserve relating to hedge relationships for which hedge accounting is no longer applied.

As disclosed in Note 28, the net losses from changes in the fair value of net investment hedges were $129 million for the Group and $52 million for the Parent Entity. Included in the foreign currency translation reserve is a loss of $210 million for the Group and $214 million for the Parent Entity relating to discontinued hedges of our net investment in USD operations. This would only be transferred to the income statement on disposal of the related USD operations.

Hedge effectiveness

Hedge effectiveness is tested prospectively at inception and during the lifetime of hedge relationships. For-one- to one hedge relationships this testing uses a qualitative assessment of matched terms where the critical terms of the derivatives used as the hedging instrument match the terms of the hedged item. In addition, a quantitative effectiveness test is performed for all hedges which could include regression analysis, dollar offset and/or sensitivity analysis.

Retrospective testing is also performed to determine whether the hedge relationship remains highly effective so that hedge accounting can continue to be applied and also to determine any ineffectiveness. These tests are performed using regression analysis and the dollar offset method.

The following tables provide information regarding the determination of hedge effectiveness:

			Change in
			fair value	Change in
			of hedging	value of the		Hedge
			instrument	hedged item	Hedge	ineffectiveness
			used for	used for	ineffectiveness	recognised in
Consolidated 2019			calculating	calculating	recognised in	non-interest
$m	Hedging instrument	Hedged risk	ineffectiveness	ineffectiveness	interest income	income
Fair value hedges	Interest rate swap	Interest rate risk	1,532	(1,512)	20	n/a
	Cross currency swap	Interest rate risk	192	(190)	2	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	(6)	12	6	n/a
	Cross currency swap	Foreign exchange risk	6	(6)	—	n/a
Net investment hedges	Forward contracts	Foreign exchange risk	(129)	129	n/a	—
Total			1,595	(1,567)	28	—

			Change in
			fair value	Change in
			of hedging	value of the		Hedge
			instrument	hedged item	Hedge	ineffectiveness
			used for	used for	ineffectiveness	recognised in
Parent Entity 2019			calculating	calculating	recognised in	non-interest
$m	Hedging instrument	Hedged risk	ineffectiveness	ineffectiveness	interest income	income
Fair value hedges	Interest rate swap	Interest rate risk	1,684	(1,664)	20	n/a
	Cross currency swap	Interest rate risk	56	(57)	(1)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	(21)	28	7	n/a
	Cross currency swap	Foreign exchange risk	35	(35)	—	n/a
Net investment hedges	Forward contracts	Foreign exchange risk	(52)	52	n/a	—
Total			1,702	(1,676)	26	—

Comparative year information under prior AASB 7 disclosure requirements

Ineffectiveness of hedge relationships

Fair value hedges	2018
$m	Consolidated	Parent Entity
Change in fair value hedging instruments	(1,203)	(1,208)
Change in fair value hedge items attributed to hedged risk	1,192	1,197
Ineffectiveness in interest income	(11)	(11)

Cash flow hedges	2018
$m	Consolidated	Parent Entity
Cash flow hedge ineffectiveness	(7)	(11)

Net investment hedges

For both the Group and Parent Entity, there was no ineffectiveness for net investment hedges recognised in 2018.

Hedging instruments

Gross cash inflows and outflows on derivatives designated in cash flow hedges are, as a proportion of total gross cash flows, expected to occur in the following periods:

	Less than	1 month to	3 months	1 year to	2 years to	3 years to	4 years to	over
2018	1 month	3 months	to 1 year	2 years	3 years	4 years	5 years	5 years
Cash inflows	0.3%	2.1%	21.8%	23.8%	18.9%	19.1%	4.7%	9.3%
Cash outflows	0.5%	1.8%	22.4%	23.0%	19.5%	18.0%	4.9%	9.9%